Quarterly Report
January 31, 2025
MFS®  Lifetime®  2040 Fund
ML4-Q3

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 18.6%
MFS Emerging Markets Debt Fund - Class R6	1,886,609	$22,733,632
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,844,643	15,105,055
MFS Global Opportunistic Bond Fund - Class R6	2,792,986	22,706,973
MFS High Income Fund - Class R6	9,743,396	30,301,962
MFS Inflation-Adjusted Bond Fund - Class R6	4,341,521	39,117,108
MFS Total Return Bond Fund - Class R6	2,123,813	19,985,080
		$149,949,810
International Stock Funds – 20.6%
MFS Blended Research Emerging Markets Equity Fund - Class R6	307,620	$4,315,911
MFS Blended Research International Equity Fund - Class R6	5,226,200	70,396,915
MFS Emerging Markets Equity Fund - Class R6	121,446	4,328,344
MFS International Growth Fund - Class R6	481,269	20,911,159
MFS International Intrinsic Value Fund - Class R6	550,534	20,892,756
MFS International New Discovery Fund - Class R6	575,180	17,284,158
MFS Research International Fund - Class R6	1,237,935	28,583,918
		$166,713,161
Non-Traditional Funds – 8.1%
MFS Commodity Strategy Fund - Class R6	8,880,730	$32,858,700
MFS Global Real Estate Fund - Class R6	2,024,518	32,817,437
		$65,676,137
U.S. Stock Funds – 50.7%
MFS Blended Research Core Equity Fund - Class R6	996,648	$37,344,399
MFS Blended Research Growth Equity Fund - Class R6	1,452,935	37,616,491
MFS Blended Research Mid Cap Equity Fund - Class R6	4,917,305	73,120,328
MFS Blended Research Small Cap Equity Fund - Class R6	1,073,206	16,323,453
MFS Blended Research Value Equity Fund - Class R6	2,537,256	40,646,831
MFS Growth Fund - Class R6	177,766	37,675,764
MFS Mid Cap Growth Fund - Class R6	1,107,887	36,892,646
MFS Mid Cap Value Fund - Class R6	1,110,930	36,482,945
MFS New Discovery Fund - Class R6 (a)	250,797	8,203,576
MFS New Discovery Value Fund - Class R6	435,951	8,165,357
MFS Research Fund - Class R6	627,095	37,387,412
MFS Value Fund - Class R6	805,341	40,581,147
		$410,440,349
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.41% (v)	16,131,544	$16,134,770
Total Mutual Funds		$808,914,227

Other Assets, Less Liabilities – 0.0%		89,410
Net Assets – 100.0%		$809,003,637
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $808,914,227.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service.
The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the

Supplemental Information (unaudited) – continued
investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$808,914,227	$—	$—	$808,914,227
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$35,191,012	$4,836,398	$5,822,603	$1,150,124	$1,989,468	$37,344,399
MFS Blended Research Emerging Markets Equity Fund	4,565,214	499,878	1,062,001	124,105	188,715	4,315,911
MFS Blended Research Growth Equity Fund	35,645,023	4,179,739	9,841,232	2,964,877	4,668,084	37,616,491
MFS Blended Research International Equity Fund	68,961,378	7,347,216	10,425,923	1,000,500	3,513,744	70,396,915
MFS Blended Research Mid Cap Equity Fund	69,979,392	10,260,953	11,986,461	2,437,109	2,429,335	73,120,328
MFS Blended Research Small Cap Equity Fund	15,715,434	2,901,885	2,824,036	284,149	246,021	16,323,453
MFS Blended Research Value Equity Fund	39,002,064	5,974,396	4,711,399	545,842	(164,072)	40,646,831
MFS Commodity Strategy Fund	32,497,689	4,161,265	4,727,905	(919,848)	1,847,499	32,858,700
MFS Emerging Markets Debt Fund	19,779,366	4,305,198	1,847,621	(413,161)	909,850	22,733,632
MFS Emerging Markets Debt Local Currency Fund	13,032,201	3,439,603	1,249,269	(241,804)	124,324	15,105,055
MFS Emerging Markets Equity Fund	4,529,245	463,537	1,040,176	107,217	268,521	4,328,344
MFS Global Opportunistic Bond Fund	19,718,985	4,269,594	1,890,901	(301,689)	910,984	22,706,973
MFS Global Real Estate Fund	31,127,660	4,989,269	4,649,717	226,193	1,124,032	32,817,437
MFS Growth Fund	35,506,550	6,271,152	7,929,242	1,983,276	1,844,028	37,675,764
MFS High Income Fund	26,541,132	5,532,746	2,565,725	(255,916)	1,049,725	30,301,962
MFS Inflation-Adjusted Bond Fund	34,954,296	7,353,351	3,466,367	(710,789)	986,617	39,117,108
MFS Institutional Money Market Portfolio	18,000,995	18,817,372	20,687,111	(71)	3,585	16,134,770
MFS International Growth Fund	20,256,523	2,641,698	3,399,563	220,391	1,192,110	20,911,159
MFS International Intrinsic Value Fund	20,437,608	3,776,797	2,821,884	41,299	(541,064)	20,892,756
MFS International New Discovery Fund	17,662,935	2,823,731	2,536,299	129,976	(796,185)	17,284,158
MFS Mid Cap Growth Fund	34,434,479	3,810,719	4,741,339	699,878	2,688,909	36,892,646
MFS Mid Cap Value Fund	35,187,407	5,559,861	5,319,531	741,890	313,318	36,482,945
MFS New Discovery Fund	7,820,859	688,683	1,259,759	79,414	874,379	8,203,576
MFS New Discovery Value Fund	7,956,790	1,153,411	1,508,748	144,870	419,034	8,165,357
MFS Research Fund	35,039,295	4,704,079	4,909,700	631,811	1,921,927	37,387,412
MFS Research International Fund	27,427,943	3,158,857	2,954,640	133,747	818,011	28,583,918
MFS Total Return Bond Fund	17,184,508	4,454,773	2,063,237	(231,936)	640,972	19,985,080
MFS Value Fund	39,063,682	5,402,454	4,963,352	252,635	825,728	40,581,147
	$767,219,665	$133,778,615	$133,205,741	$10,824,089	$30,297,599	$808,914,227

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$859,721	$2,591,612
MFS Blended Research Emerging Markets Equity Fund	109,002	—
MFS Blended Research Growth Equity Fund	476,791	1,284,043
MFS Blended Research International Equity Fund	2,350,482	843,238
MFS Blended Research Mid Cap Equity Fund	2,384,731	4,440,374
MFS Blended Research Small Cap Equity Fund	252,923	855,727
MFS Blended Research Value Equity Fund	1,410,170	2,516,534
MFS Commodity Strategy Fund	1,091,711	—
MFS Emerging Markets Debt Fund	1,096,697	—
MFS Emerging Markets Debt Local Currency Fund	605,647	—
MFS Emerging Markets Equity Fund	111,849	—
MFS Global Opportunistic Bond Fund	513,843	—
MFS Global Real Estate Fund	805,145	—
MFS Growth Fund	55,833	4,170,565
MFS High Income Fund	1,357,841	—
MFS Inflation-Adjusted Bond Fund	1,410,739	—
MFS Institutional Money Market Portfolio	663,898	—
MFS International Growth Fund	334,364	876,325
MFS International Intrinsic Value Fund	457,320	1,897,635
MFS International New Discovery Fund	465,483	745,357
MFS Mid Cap Growth Fund	—	2,302,907
MFS Mid Cap Value Fund	634,739	2,782,783
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	224,860	260,669
MFS Research Fund	313,725	3,103,859
MFS Research International Fund	595,976	—
MFS Total Return Bond Fund	612,761	—
MFS Value Fund	595,987	2,638,629
	$19,792,238	$31,310,257
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